SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 61,241	$ 55,512	$ 436,145
Deposit	22,010		88,650
VAT recoverable			2,780
Loan to the third party	963,773	943,376
Others	2,780	2,749	64,780
Subtotal	1,049,804	1,001,637	592,355
Less: allowance for credit losses	(2,268)		(126,875)
Total of other current assets	$ 1,047,536	$ 1,001,637	$ 465,480